Basis of Preparation and Summary of Significant Accounting Policies - Additional Information (Detail)		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2021 TRY (₺)	Dec. 31, 2020 TRY (₺) segment
Disclosure of basis of preparation and summary of significant accounting policies [line items]
Number of reportable operating segments | segment			2
Salary calculation period		30 days
Maximum lump-sum payment		₺ 8,200	₺ 7,100
Discount rate used for calculating employee termination benefit		2.90%	3.00%
Ministry of Transport and Infrastructure of Turkey [member]
Disclosure of basis of preparation and summary of significant accounting policies [line items]
Revenue from operations		₺ 252,049,000	₺ 223,965,000
Belarus [member]
Disclosure of basis of preparation and summary of significant accounting policies [line items]
Three-year cumulative inflation rate	65.00%